SHAREHOLDERS' DEFICIT - Ordinary shares (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Nov. 30, 2021 shares	Aug. 07, 2021 shares
Class A ordinary shares
SHAREHOLDERS' DEFICIT
Common shares, shares authorized	500,000,000	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Ordinary shares subject to possible redemption, shares outstanding	7,318,182	23,000,000
Class A ordinary shares subject to possible redemption
SHAREHOLDERS' DEFICIT
Ordinary shares subject to possible redemption, shares outstanding	5,922,865	23,000,000	23,000,000
Class A ordinary not subject to possible redemption
SHAREHOLDERS' DEFICIT
Ordinary shares subject to possible redemption, shares outstanding	7,318,182	23,000,000	23,000,000
Ordinary shares subject to possible redemption, shares issued	7,318,182	23,000,000
Common shares, shares issued	0	0	0
Common shares, shares outstanding	0	0	0
Class B ordinary shares
SHAREHOLDERS' DEFICIT
Common shares, shares authorized	50,000,000	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued	5,750,000	5,750,000	5,750,000
Common shares, shares outstanding	5,750,000	5,750,000	5,750,000
Number of Class A common stock issued upon conversion of each share (in shares)	1	1
Aggregated shares issued upon converted basis (in percent)	20.00%	20.00%
Founder shares | Sponsor | Class B ordinary shares
SHAREHOLDERS' DEFICIT
Aggregate number of shares owned				5,750,000	5,031,250